Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Components	$ 27,907	$ 19,630
Work in process	11,317	10,123
Finished products (including systems at customer locations not yet sold)	19,816	14,399
Total inventories	59,040	44,152
Current assets	54,346	39,736
Long-term assets	$ 4,694	$ 4,416